Goodwill and Intangible Assets, Net - Narrative (Details) - Marketwise, LLC - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Amortization of intangible assets	$ 582	$ 524	$ 1,223	$ 1,046	$ 2,102	$ 1,710	$ 1,721
Amortization of capitalized software development costs	$ 102	$ 104	203	$ 207	415	130	43
Additions to capitalized software development costs			247		$ 0	$ 752	$ 848
Capitalized software development costs
Goodwill [Line Items]
Additions to capitalized software development costs			$ 267